Equity Equity - Cumulative Offering Costs (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Due from Affiliates	$ (1,128)	$ (686)	$ 0
Contingent Advisor Payment Holdback - Organization and Offering Expenses [Member]
Class of Stock [Line Items]
Cumulative Offering Costs Private and Public Offerings	2,806	1,698
Cumulative Organizational Costs Private and Public Offerings	510	359
Organizational and Offering Costs Previously Advanced by Advisor	1,998	1,226
Payment of Offering and Organizational Cost	1,318	831
Due to Affiliate		(999)
Due from Affiliates		(677)
Organizational and Offering Costs Incurred, Net of Advisor Advances, Net Due	1,496	$ 381
Costs in Excess of Limit	$ 1,820